Vehicle Rental Activities (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Components Of Companys Vehicles [Abstract]
Components of the Company's Vehicles
The components of vehicles, net within assets under vehicle programs are as follows:

	As of December 31,
	2013	2012
Rental vehicles	$10,234	$10,000
Less: Accumulated depreciation	(1,411)	(1,345)
	8,823	8,655
Vehicles held for sale	759	619
Vehicles, net	$9,582	$9,274

Components of Vehicle Depreciation and Lease Charges
The components of vehicle depreciation and lease charges, net are summarized below:

	Year Ended December 31,
	2013	2012	2011
Depreciation expense	$1,678	$1,438	$1,395
Lease charges	139	130	62
Gain on sale of vehicles, net	(6)	(97)	(234)
Vehicle depreciation and lease charges, net	$1,811	$1,471	$1,223